Taxes (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Income / (loss) before income tax and social contribution	R$ 39,700	R$ 36,694	R$ 42,231
Charges (income tax and social contribution) at the rates in effect (1)	(17,865)	(16,665)	(19,989)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	1,168	954	821
Foreign exchange variation on investments abroad	2	(52)	437
Interest on capital	5,419	4,449	2,889
Other nondeductible expenses net of non taxable income (2)	2,591	4,719	9,181
Income tax and social contribution expenses	(8,685)	(6,595)	(6,661)
Related to temporary differences
Increase / (reversal) for the period	2,862	143	(7,186)
(Expenses) / Income from deferred taxes	2,862	143	(7,186)
Total income tax and social contribution expenses	R$ (5,823)	R$ (6,452)	R$ (13,847)